Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Profit (loss) before income taxes	$ (108,447)	$ 61,104	$ (38,316)
Adjustments to reconcile profit before tax to net cash flows :
Amortization and impairment of property, plant and equipment	2,757	3,353	4,594
Amortization and impairment of intangible assets	2,962	60,690	7,348
Impairment of digital assets	67,375	0	0
Share-based payment expense	3,011	4,090	7,104
Increase (Decrease) in provisions	887	191	(97)
Interest expense, net	11,097	22,878	11,233
Change in the fair value of embedded derivatives	(45,000)	(3)	(3,200)
Loss (gain) on debt extinguishment, net of non-cash transaction cots	28,299	(13,952)	(247)
Foreign exchange loss (gain)	(2,533)	(29)	741
Loss (gain) on disposal of assets	12	(157,095)	0
Loss on sale of digital assets	6,102	0	0
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	8,193	3,637	(41)
Decrease (Increase) in inventories	(1,275)	3,141	3,052
Increase in research tax credit receivable	(1,991)	(2,081)	(3,204)
Increase (Decrease) in trade payables and other liabilities	4,200	(13,076)	7,252
Increase (Decrease) in contract liabilities	(3,496)	5,978	(199)
Increase (Decrease) in government grant advances	2,108	2,416	(1,080)
Income tax paid	(679)	(753)	(2,201)
Net cash flow used in operating activities	(26,418)	(19,511)	(7,261)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(2,243)	(3,316)	(5,457)
Purchase of digital assets	(377,200)	0	0
Capitalized development expenditures	0	(16,428)	(24,115)
Sale (Purchase) of financial assets	365	(30)	(41)
Decrease (Increase) of short-term deposit	53,000	(53,000)	5,000
Interest received	1,401	850	176
Investment in ACP Advanced Circuit Pursuit, net of cash acquired	(2,816)	0	0
Proceeds from sale of digital assets	116,532	0	0
Proceeds from sale of 4G intangible and tangible assets	0	165,611	0
Net cash flow from (used in) investments activities	(210,961)	93,687	(24,437)
Financing activities:
Private equity offering proceeds, including pre-funded warrants, net of transaction costs paid	152,140	0	25,450
Proceeds from convertible debt, net of transaction costs paid	174,395	0	0
Proceeds from exercise of pre-funded and 2025 warrants	32,521	0	0
Proceeds (repayment of) from interest-bearing receivables financing, net	(3,742)	3,329	1,483
Proceeds from interest-bearing research project financing	1,129	934	545
Proceeds from related party loans	0	14,000	9,000
Purchase of treasury shares	(9,363)	0	0
Repayment of loans	(420)	(23,000)	0
Repayment of government loans	(1,402)	(1,705)	(1,126)
Repayment of convertible debt	(100,643)	(54,935)	0
Repayment of interest-bearing research project financing	(461)	(1,316)	(939)
Payment of lease liabilities	(1,591)	(1,508)	(1,321)
Interest paid	(1,028)	(6,587)	(1,356)
Net cash flows from (used in) financing activities	241,535	(70,788)	31,736
Net increase in cash and cash equivalents	4,156	3,388	38
Net foreign exchange difference	137	0	(4)
Cash and cash equivalents at January 1	9,093	5,705	5,671
Cash and cash equivalents at period end	$ 13,386	$ 9,093	$ 5,705